Stock-based compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	23,524,349
Stock option expense related to retirement eligibility vesting	$ 93,000,000	$ 109,000,000	$ 106,000,000
Stock option exercisable period - minimum	1 year
Stock option exercisable period - maximum	10 years
Granted (shares)	0	0	0
Total intrinsic value of options exercised	$ 61,000,000	$ 159,000,000	$ 122,000,000
Proceeds from the exercise of stock options	80,000,000	431,000,000	438,000,000
Excess tax benefit realized for tax deductions from options exercised	10,000,000	16,000,000	3,000,000
Unrecognized compensation cost related to nonvested awards	$ 207,000,000
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period (in years)	2 years 1 month 6 days
Total fair value of stock-based compensation that vested during the period	$ 289,000,000	260,000,000	236,000,000
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	8,761,715
Stock-based compensation cost	$ 270,000,000	273,000,000	256,000,000
Tax benefit recognized from awards other than options	$ 65,000,000	66,000,000	91,000,000
Shares granted (shares)	5,125,001
Tax benefit from awards vested during period	$ 26,000,000	34,000,000	8,000,000
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	0 years
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	4 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 1,000,000	1,000,000	2,000,000
Tax benefit recognized from awards other than options	$ 1,000,000	$ 1,000,000	$ 1,000,000
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	3 years
Shares granted (shares)	362,798	793,847	548,391
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	5 years